Financial assets and liabilities - Summary of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities
Cash and bank accounts	R$ 412,340	R$ 958,738
Savings account	986,011	485,393
Financial investments	25,845,332	15,459,411
Total	R$ 27,243,683	R$ 16,903,542	R$ 14,658,481	R$ 13,301,716